FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:			12/31/2014

Is this a transition report?			N

Is this an amendment to a previous filing?			N

1.	A.	Registrant name:	PLI Funds Investment Plans
	B.	File Number:	811-00769
	C.	Telephone Number:	713-260-9000

2.	A.	Street:	3700 W. Sam Houston Parkway South, #250
	B.	City:	Houston
	C.	State:	Texas
	D.	Zip:	77042

3.	Is this the first filing on this form by registrant?			Y/N	N

4.	Is this the last filing on this form by registrant?			Y/N	N

5.	Is Registrant a small business investment company (SBIC)?			Y/N	Y

6.	Is Registrant a unit investment trust (UIT)?			Y/N	Y

7.	A.	Is registrant a series or multiple portfolio company?		Y/N	N

	B.	How many separate series or portfolios did Registrant have
		at the end of the period?			N/A

List opposite the appropriate description below the number of series of whose portfolios are invested primarily
(based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

Total Income
			Number of		Total Assets	Distributions
			Series Investing		($000's Omitted)	($000's Omitted)

127		Investment company equity securities	1		4,440	26.90

131.		Total expenses incurred by all series of Registrant during the current reporting period (000's omitted)				$40.30